Marketable Securities (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of marketable securities by significant investing categories
	June 30, 2020
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$36,048	$405	$-	$36,453
	36,048	405	-	36,453

Matures after one year through three years:
Corporate debentures	68,630	1,959	(1)	70,588
Government debentures	3,025	74	-	3,099
	71,655	2,033	(1)	73,687

Total	$107,703	$2,438	$(1)	$110,140

	December 31, 2019
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$27,624	$24	$(11)	$27,637
Government debentures	4,930	-	-	4,930
	32,554	24	(11)	32,567

Matures after one year through three years:
Corporate debentures	91,887	575	(117)	92,345
Government debentures	3,030	21	(3)	3,048
	94,917	596	(120)	95,393

Total	$127,471	$620	$(131)	$127,960

Schedule of continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values
	June 30, 2020
	Less than 12 months		12 months or greater		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$2,147	$(1)	$-	$-	$2,147	$(1)

Total	$2,147	$(1)	$-	$-	$2,147	$(1)

	December 31, 2019
	Less than 12 months		12 months or greater		Total
	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses

Corporate debentures	$57,753	$(127)	$3,801	$(1)	$61,554	$(128)
Government debentures	2,552	(3)	-	-	2,552	(3)

Total	$60,305	$(130)	$3,801	$(1)	$64,106	$(131)